3. PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Property And Equipment Details Narrative
Depreciation and amortization expense	$ 140,743	$ 166,161	$ 219,552	$ 220,201